Annual Total Returns - BlackRock Dynamic High Income Portfolio (Investor A, Investor C and Institutional) [BarChart] - Investor A, C and Institutional - BlackRock Dynamic High Income Portfolio - Investor A Shares
Nov. 27, 2020
Bar Chart Table:
Annual Return 2015	(1.76%)
Annual Return 2016	8.15%
Annual Return 2017	14.29%
Annual Return 2018	(7.19%)
Annual Return 2019	19.56%